UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2210 Brookfield Drive
Winston-Salem, NC  27106

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       February 8, 2013

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total:  $124541



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     4519    48673 SH       Sole                    48673
AT&T Inc.                      COM              00206R102      453    13445 SH       Sole                    13445
Allergan Inc.                  COM              018490102     3140    34232 SH       Sole                    34232
Allstate Corp                  COM              020002101      284     7060 SH       Sole                     7060
American International Group,  COM              026874784      201     5700 SH       Sole                     5700
Apple Computer                 COM              037833100     4936     9276 SH       Sole                     9276
Automatic Data Processing      COM              053015103     4974    87377 SH       Sole                    87377
BYD Co Ltd ADR                 COM              05606L100      177    29500 SH       Sole                    29500
Berkshire Hathaway Inc Cl A    COM              084670108     4022       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     4548    50697 SH       Sole                    50697
Bridgehampton National Bank    COM              108035106     1208    59379 SH       Sole                    59379
Bristol Myers                  COM              110122108      287     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     2769    30900 SH       Sole                    30900
Chevron Corporation            COM              166764100      651     6018 SH       Sole                     6018
Coca-Cola                      COM              191216100      803    22152 SH       Sole                    22152
Deere & Company                COM              244199105     1685    19500 SH       Sole                    19500
Diageo Plc                     COM              25243Q205     4478    38413 SH       Sole                    38413
Disney Walt Co                 COM              254687106      398     8000 SH       Sole                     8000
Duke Energy                    COM              26441C204     2319    36346 SH       Sole                    36346
Ei Dupont De Nemours & Co      COM              263534109      568    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     4451    84036 SH       Sole                    84036
Exxon Mobil Corp               COM              30231G102     7220    83421 SH       Sole                    83421
Factset Research Sys           COM              303075105     3608    40974 SH       Sole                    40974
General Elec Co                COM              369604103     8353   397971 SH       Sole                   397971
Google Inc. Cl A               COM              38259P508     6530     9231 SH       Sole                     9231
Heineken Holding               COM              N39338194      498     9125 SH       Sole                     9125
Heinz H J Co                   COM              423074103     3649    63262 SH       Sole                    63262
Honeywell International Inc    COM              438516106     3808    60002 SH       Sole                    60002
International Business Machine COM              459200101     4697    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     5267    75138 SH       Sole                    75138
Kraft Foods Group Inc Com      COM              50076Q106     1006    22135 SH       Sole                    22135
Laboratory Amer Hldgs Com New  COM              50540R409      905    10450 SH       Sole                    10450
Mela Sciences Inc Com          COM              55277R100       28    15900 SH       Sole                    15900
Mondelez Intl Inc Cl A         COM              609207105     2429    95444 SH       Sole                    95444
Nestle Sa                      COM              641069406     4852    74515 SH       Sole                    74515
Nextera Energy Inc.            COM              65339F101      277     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108     3346    54115 SH       Sole                    54115
Pepsico Inc.                   COM              713448108     2345    34268 SH       Sole                    34268
Pfizer Inc.                    COM              717081103      919    36662 SH       Sole                    36662
Philip Morris Intl Inc Com     COM              718172109     1070    12790 SH       Sole                    12790
Plum Creek Timber Co.          COM              729251108      444    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     4958    73028 SH       Sole                    73028
Schlumberger                   COM              806857108     3954    57058 SH       Sole                    57058
Smucker J M Company            COM              832696405      210     2440 SH       Sole                     2440
Southwestern Energy Co.        COM              845467109     3628   108601 SH       Sole                   108601
Target Corp                    COM              87612E106     3048    51519 SH       Sole                    51519
Verizon Communications         COM              92343V104      305     7044 SH       Sole                     7044
Wells Fargo & Co.              COM              949746101      239     7000 SH       Sole                     7000
Money Mkt Obligs Tr Autcash Mg                                  74    73614 SH       Sole                    73614